Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2015 and 2014 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2015	2014	2015	2014
Benefit obligation, beginning of year	$6,504.8	$5,965.3	$277.2	$260.9
Service cost	—	—	.1	.1
Interest cost	260.9	288.3	10.7	11.9
Actuarial (gain) loss	(452.5)	847.6	(9.7)	30.0
Settlements paid	—	(295.2)	—	—
Benefits paid	(367.4)	(301.2)	(21.6)	(25.7)
Benefit obligation, end of year	$5,945.8	$6,504.8	$256.7	$277.2

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2015 and 2014 for our pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2015	2014	2015	2014
Fair value of plan assets, beginning of year	$6,147.0	$6,157.8	$58.5	$61.1
Actual return on plan assets	.5	562.2	.6	1.5
Employer contributions	21.8	23.4	17.5	21.6
Settlements paid	—	(295.2)	—	—
Benefits paid	(367.4)	(301.2)	(21.6)	(25.7)
Fair value of plan assets, end of year	$5,801.9	$6,147.0	$55.0	$58.5

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2015 and 2014 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2015	2014	2015	2014
Benefit obligation	$(5,945.8)	$(6,504.8)	$(256.7)	$(277.2)
Fair value of plan assets	5,801.9	6,147.0	55.0	58.5
Funded status	$(143.9)	$(357.8)	$(201.7)	$(218.7)

Funded Status for Aetna and Non-qualified Pension Plans
At December 31, 2015, the fair value of plan assets of the Aetna Pension Plan was in excess of the benefit obligations, while the Non-qualified Pension Plan had benefit obligations in excess of the fair value of plan assets. Below is the funded status of each of our Pension Plans:

	Aetna Pension Plan		Non-qualified Pension Plan
(Millions)	2015	2014	2015	2014
Benefit obligation	$(5,713.5)	$(6,248.8)	$(232.3)	$(256.0)
Fair value of plan assets	5,801.9	6,147.0	—	—
Funded status	$88.4	$(101.8)	$(232.3)	$(256.0)

Amounts in OCI not yet recognized for pension and OPEB plans
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2015 and 2014 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2015	2014	2015	2014
Unrecognized prior service credit	$(.7)	$(1.2)	$(22.4)	$(26.1)
Unrecognized net actuarial losses	2,397.4	2,493.0	66.9	76.8
Amount recognized in accumulated other comprehensive loss	$(2,396.7)	$(2,491.8)	$(44.5)	$(50.7)

Net Amount Of Liabilities Recognized Table
The (liabilities) assets recognized on our balance sheets at December 31, 2015 and 2014 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2015	2014	2015	2014
Accrued benefit assets reflected in other long-term assets	$88.4	$—	$—	$—
Accrued benefit liabilities reflected in other current liabilities	(19.5)	(21.6)	(13.4)	(14.5)
Accrued benefit liabilities reflected in other long-term liabilities	(212.8)	(336.2)	(188.3)	(204.2)
Net amount of (liabilities) assets recognized at December 31,	$(143.9)	$(357.8)	$(201.7)	$(218.7)

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2015	2014	2013	2015	2014	2013
Service cost	$—	$—	$—	$.1	$—	$.1
Amortization of prior service credit	(.4)	(.4)	(.4)	(3.7)	(3.6)	(3.7)
Interest cost	260.9	288.3	271.5	10.7	11.9	11.1
Expected return on plan assets	(419.1)	(422.3)	(396.4)	(3.0)	(3.1)	(2.4)
Recognized net actuarial losses	61.5	46.6	75.4	2.7	1.0	2.3
Settlement charge	—	111.6	—	—	—	—
Net periodic benefit (income) cost	$(97.1)	$23.8	$(49.9)	$6.8	$6.2	$7.4

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2015, 2014 and 2013 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2015	2014	2013	2015	2014	2013
Discount rate	4.12%	4.96%	4.17%	4.02%	4.73%	3.94%
Expected long-term return on plan assets	7.00	7.00	7.00	5.30	5.30	4.10
Rate of increase in future compensation levels	N/A	N/A	N/A	—	—	—

Expected Benefits Payments Table
Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2015 were as follows:

(Millions)	Pension Plans	OPEB Plans
2016	$347.7	$17.3
2017	352.4	17.3
2018	358.9	17.3
2019	360.3	17.2
2020	364.9	17.2
2021-2025	1,863.7	82.1

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis at December 31, 2015 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$427.9	$135.5	$—	$563.4
States, municipalities and political subdivisions	—	126.1	—	126.1
U.S. corporate securities	—	1,229.3	1.5	1,230.8
Foreign securities	—	136.2	—	136.2
Residential mortgage-backed securities	—	196.3	—	196.3
Commercial mortgage-backed securities	—	50.5	1.1	51.6
Other asset-backed securities	—	39.5	—	39.5
Redeemable preferred securities	—	6.5	—	6.5
Total debt securities	427.9	1,919.9	2.6	2,350.4
Equity securities:
U.S. Domestic	1,221.7	5.0	—	1,226.7
International	547.0	—	—	547.0
Domestic real estate	28.2	—	—	28.2
Total equity securities	1,796.9	5.0	—	1,801.9
Other investments:
Real estate	—	—	496.9	496.9
Common/collective trusts (1)	—	556.4	—	556.4
Other assets	—	—	463.1	463.1
Total other investments	—	556.4	960.0	1,516.4
Total pension investments (2)	$2,224.8	$2,481.3	$962.6	$5,668.7

(1)	The assets in the underlying funds of common/collective trusts are comprised of $301.8 million of equity securities and $254.6 million of debt securities.

(2)	Excludes $133.2 million of cash and cash equivalents and other payables.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2014 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$452.1	$98.3	$—	$550.4
States, municipalities and political subdivisions	—	132.2	—	132.2
U.S. corporate securities	—	1,244.8	1.5	1,246.3
Foreign securities	—	161.5	—	161.5
Residential mortgage-backed securities	—	221.1	—	221.1
Commercial mortgage-backed securities	—	50.2	.5	50.7
Other asset-backed securities	—	32.3	—	32.3
Redeemable preferred securities	—	8.2	—	8.2
Total debt securities	452.1	1,948.6	2.0	2,402.7
Equity securities:
U.S. Domestic	1,243.8	5.5	—	1,249.3
International	686.6	—	—	686.6
Domestic real estate	28.9	—	—	28.9
Total equity securities	1,959.3	5.5	—	1,964.8
Other investments:
Real estate	—	—	469.7	469.7
Common/collective trusts (1)	—	610.0	—	610.0
Other assets	—	.2	471.2	471.4
Total other investments	—	610.2	940.9	1,551.1
Total pension investments (2)	$2,411.4	$2,564.3	$942.9	$5,918.6

(1)	The assets in the underlying funds of common/collective trusts are comprised of $337.4 million of equity securities and $272.6 million of debt securities.

(2)	Excludes $228.4 million of cash and cash equivalents and other payables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2015 and 2014 were as follows:

	2015
	Real Estate	Other	Total
Beginning balance	$469.7	$473.2	$942.9
Actual return on plan assets	46.1	38.0	84.1
Purchases, sales and settlements	(18.9)	(46.2)	(65.1)
Transfers out of Level 3	—	.7	.7
Ending balance	$496.9	$465.7	$962.6

	2014
	Real Estate	Other	Total
Beginning balance	$497.5	$396.2	$893.7
Actual return on plan assets	43.9	35.7	79.6
Purchases, sales and settlements	(71.7)	41.3	(30.4)
Ending balance	$469.7	$473.2	$942.9

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocations of the OPEB plans used at December 31, 2015 and 2014 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2015	Allocation	2014	Allocation
Equity securities	10%	5-15%	11%	5-15%
Debt securities	83%	80-90%	84%	80-90%
Real estate/other	7%	0-10%	5%	0-10%